Reconciliation of liabilities from financing activities ₨ in Thousands	12 Months Ended
Mar. 31, 2018 INR (₨)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	₨ 3,930,297
Cash flow	(360,235)
Assets acquired on lease	69,700
Foreign exchange movement	45,568
Fair value changes	(13,500)
Balance Ending	3,671,830
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	3,411,078
Cash flow	42,719
Foreign exchange movement	45,568
Fair value changes	(13,500)
Balance Ending	3,485,865
Finance lease obligations
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance Beginning	519,219
Cash flow	(402,954)
Assets acquired on lease	69,700
Foreign exchange movement	0
Fair value changes	0
Balance Ending	₨ 185,965